Segments - Schedule of Group's key financial metrics by segment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segments
External revenues	€ 219,505,934	€ 180,802,496	€ 152,590,315
Total revenues	219,505,934	180,802,496	152,590,315
Gross profit	24,912,576	20,492,662	23,359,010
Operating income (loss)	(7,209,347)	(10,274,975)	(1,516,442)
Depreciation and amortization	6,890,792	6,101,398	7,043,590
Net loss	(10,886,417)	(12,268,019)	(4,913,900)
Segment assets	137,384,732	161,666,399	149,852,136
Capital expenditure	6,107,316	10,798,452	3,834,387
Segment liabilities	82,227,644	96,913,000	71,946,912
Display Solutions
Segments
Total revenues	200,038,287	154,707,881	127,119,437
Sensor Technologies
Segments
Total revenues	19,467,647	26,094,615	25,470,878
Operating segments
Segments
External revenues	219,505,934	180,802,496	152,590,315
Intersegment revenues	5,569,357	3,916,681	3,360,282
Total revenues	225,075,292	184,719,177	155,950,597
Gross profit	24,912,576	20,482,968	23,336,447
Operating income (loss)	(7,630,820)	(10,275,082)	(1,478,674)
Depreciation and amortization	6,890,792	6,101,398	7,043,590
Net loss	(11,307,889)	(12,268,019)	(4,913,900)
Segment assets	258,315,522	270,680,358	231,701,287
Capital expenditure	6,107,317	10,798,452	3,834,387
Segment liabilities	133,007,387	140,640,602	88,509,707
Operating segments | Display Solutions
Segments
External revenues	200,038,287	154,707,881	127,119,437
Intersegment revenues	478,965
Total revenues	200,517,252	154,707,881	127,119,437
Gross profit	21,429,587	13,929,329	18,403,550
Operating income (loss)	2,605,405	(4,002,918)	6,625,022
Depreciation and amortization	4,587,716	3,520,497	2,523,655
Net loss	(1,471,321)	(5,738,536)	3,507,343
Segment assets	102,492,745	111,894,550	71,399,665
Capital expenditure	5,138,434	10,092,483	3,272,517
Segment liabilities	97,962,938	112,520,914	65,431,059
Operating segments | Sensor Technologies
Segments
External revenues	19,467,647	26,094,615	25,470,878
Intersegment revenues	5,090,392	3,916,681	3,360,282
Total revenues	24,558,039	30,011,296	28,831,160
Gross profit	3,482,988	6,553,639	4,933,008
Operating income (loss)	(777,920)	1,544,509	479,397
Depreciation and amortization	2,165,638	2,566,467	4,519,935
Net loss	(1,083,004)	708,757	15,956
Segment assets	14,904,495	19,010,661	20,306,646
Capital expenditure	435,246	257,376	561,870
Segment liabilities	14,566,183	17,538,117	19,515,491
Operating segments | Other segments
Segments
Gross profit			(110)
Operating income (loss)	(9,458,305)	(7,816,673)	(8,583,093)
Depreciation and amortization	137,437	14,434
Net loss	(8,753,564)	(7,238,240)	(8,437,198)
Segment assets	140,918,282	139,775,147	139,994,976
Capital expenditure	533,636	448,593
Segment liabilities	20,478,267	10,581,571	3,563,157
Consolidation Adjustments
Segments
Intersegment revenues	(5,569,357)	(3,916,681)	(3,360,282)
Total revenues	(5,569,357)	(3,916,681)	(3,360,282)
Gross profit		9,694	22,563
Operating income (loss)	421,473	107	(37,768)
Net loss	421,473
Segment assets	(120,930,789)	(109,013,959)	(81,849,151)
Segment liabilities	€ (50,779,744)	€ (43,727,602)	€ (16,562,795)